Net Income (Loss) Per Share	12 Months Ended
Dec. 31, 2017
Net Income (Loss) Per Share
26.	NET INCOME (LOSS) PER SHARE

The following table sets forth the computation of basic and diluted net income (loss) per share for the years indicated:

	2015	2016	2017
Net (loss) income from continuing operations attributable to China Techfaith Wireless Communication Technology Limited (numerator), basic and diluted	$(13,401)	$9,751	$(13,169)
Net income from discontinued operations attributable to China Techfaith Wireless Communication Technology Limited (numerator), basic and diluted	$596	$381	$3,837

Net (loss) income attributable to China Techfaith Wireless Communication Technology Limited (numerator), basic and diluted	$(12,805)	$10,132	$(9,332)

Shares (denominator):
Weighted average ordinary shares outstanding	794,003,193	794,003,193	794,003,193
Effect of dilutive securities:

Weighted average shares used in computing diluted net income per share	794,003,193	794,003,193	794,003,193

Net (loss) income from continuing operations attributable to China Techfaith Wireless Communication Technology Limited per share, basic and diluted	$(0.02)	$0.01	$(0.01)
Net income from discontinued operations attributable to China Techfaith Wireless Communication Technology Limited per share, basic and diluted	0.00	0.00	0.00

Net (loss) income attributable to China Techfaith Wireless Communication Technology Limited per share, basic and diluted	$(0.02)	$0.01	$(0.01)

The Group had securities outstanding, which could potentially dilute basic net income per share in the future, but were excluded from the computation of diluted net income per share, as their effects would have been anti-dilutive. Such securities consisted of 29,381,636, 27,581,636 and 27,581,636 options outstanding as of December 31, 2015, 2016 and 2017, respectively.